Cover	Aug. 12, 2024
Document Information [Line Items]
Document Type	6-K
Entity Central Index Key	0001973239
Document Fiscal Year Focus	2024
Document Period End Date	Aug. 12, 2024
Amendment Flag	false
Entity Registrant Name	ARM HOLDINGS PLC /UK
Current Fiscal Year End Date	--03-31
Document Fiscal Period Focus	Q2